Investment Strategy - Schwab Core Bond ETF	Jan. 13, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
To pursue its goal, the fund invests in U.S. dollar-denominated debt securities such as:
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corporate bonds

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taxable municipal bonds

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mortgage pass-through securities

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U.S. Treasury securities

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government-related bonds

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commercial mortgage-backed securities

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asset-backed securities

The fund is an actively managed exchange-traded fund and therefore does not seek to replicate the performance of any specific index. The fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.
It is the fund’s policy that under normal circumstances, it will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in debt securities. The Fund has flexibility to invest in debt securities of any maturity and duration. The fund may invest without limitation in U.S. dollar-denominated bonds of non-U.S. corporations.
Under normal circumstances, the fund will invest in securities, that at the time of purchase, are rated investment grade (i.e., BBB- or higher by S&P Global Ratings and/or Fitch Ratings, Inc. (“Fitch”), or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the fund’s investment adviser to be of equivalent quality.
For temporary defensive purposes during unusual market conditions, the fund may invest up to 100% of its assets in cash, cash equivalents or other high quality short-term investments.